Consolidated Statemenets of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities:
Net (loss)/income	$ 16,038	$ 27,684	$ (84,679)
Adjustments to reconcile (net loss)/income to net cash provided by operating activities:
Depreciation	50,310	48,067	51,424
Loss on sale of assets	0	0	120
Impairment loss	0	0	91,293
Gain on debt extinguishment	0	0	(8,189)
Other non cash items	279	0	373
Amortization and write-off of deferred finance charges	1,845	1,794	2,457
Unrealized (gain)/loss on derivatives	121	60	(146)
Unrealized foreign exchange (gain)/loss	(10)	119	(244)
Share based compensation	120	120	120
Change in:
Accounts receivable	(4,217)	(534)	(2,373)
Due from Manager	41	(23)	25
Inventories	(5,540)	88	947
Accrued revenue	476	1,771	(1,765)
Prepaid expenses and other current assets	(1,448)	(1,097)	293
Due to Manager	(14)	23	0
Trade accounts payable	5,045	2,630	(486)
Accrued liabilities	(2,892)	2,625	(569)
Other liabilities	104	0	0
Unearned revenue	(1,974)	2,122	1,500
Net Cash Provided by Operating Activities	58,284	85,449	50,101
Cash Flows from Investing Activities:
Vessel advances	(39,240)	(45,932)	(59,943)
Proceeds from sale of assets	0	0	20,510
Increase in bank time deposits	(84,969)	(60,795)	(37,635)
Maturity of bank time deposits	87,424	43,057	37,478
Net Cash Used in Investing Activities	(36,785)	(63,670)	(39,590)
Cash Flows from Financing Activities:
Proceeds from long-term debt	177,575	187,513	115,260
Principal payments of long-term debt	(151,335)	(179,725)	(122,805)
Dividends paid	(11,495)	(11,387)	(12,316)
Payment of deferred financing costs	(2,052)	(1,873)	(1,868)
Payment of common stock offering expenses	0	(3)	(18)
Repurchase of common stock	(4,153)	(617)	0
Repurchase of preferred stock	0	(9,488)	(114)
Tender offer-redemption of preferred stock	0	0	(24,890)
Payment of tender offer expenses	0	0	(309)
Net Cash (Used in)/Provided by Financing Activities	8,540	(15,580)	(47,060)
Net (decrease)/increase in cash, cash equivalents and restricted cash	30,039	6,199	(36,549)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	10	(119)	244
Cash, cash equivalents and restricted cash at beginning of year	62,590	56,510	92,815
Cash, cash equivalents and restricted cash at end of year	92,639	62,590	56,510
Supplemental cash flow information:
Cash paid for interest (excluding capitalized interest):	29,348	23,849	22,682
Non Cash Investing and Financing Activities:
Unpaid financing fees	440	540	85
Part payment of vessel advances through issuance of common stock and preferred stock	6,600	20,175	0
Unpaid capital expenditure	5,611	1,028	210
Reconciliation of Cash, Cash Equivalents and Restricted Cash:
Cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 92,639	$ 56,510	$ 56,510